Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories
Raw materials, supplies and other	€ 462	€ 271
Work in progress	1,398	1,166
Finished goods	1,308	1,209
Total	3,168	2,646
Cost of inventories recognized as an expense	€ 7,569	€ 7,803	€ 7,636